Rule 497(j)
                                             Reg. No. 33-48855
                                             Reg. No. 33-25184


Pursuant to Rule 497 (j) promulgated under the Securities Act of
1933, the Registrant, Dean Witter Select Municipal Trust, Insured
California Series 60 and Long Term Portfolio Series 123, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.


                    DEAN WITTER SELECT MUNICIPAL TRUST,
                    INSURED CALIFORNIA SERIES 60
                    LONG TERM PORTFOLIO SERIES 123

                    By:  Dean Witter Reynolds Inc.
                         (Depositor)


                         Thomas Hines
                         Thomas Hines
                         Authorized Signatory